Provisions - United Kingdom Entities - Estimated benefit payable (Details) - United Kingdom € in Millions	Dec. 31, 2020 EUR (€)
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 400
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	343
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	368
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	382
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	405
2026 to 2030
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 2,320